Income Taxes - Summary of Reconciliation of Effective Tax Rate (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Income Tax [Abstract]
Loss before income taxes	$ (173,192,200)	$ (56,261,922)
Basic combined Canadian statutory income tax rate	26.50%	26.58%
Income tax	$ (45,895,933)	$ (14,954,419)
Increase (decrease) resulting from:
Change in unrecognized deductible temporary differences	35,548,666	10,902,135
Permanent difference on impairment on goodwill	1,322,012	4,525,915
Non deductible and tax exempt items	(2,122,277)
Non-deductible stock-based compensation	3,489,768	4,410,842
Difference in statutory tax rates of foreign subsidiaries	3,673,690	(190,567)
Other permanent differences and other	(614,503)	(92,566)
Total tax expense	$ (4,598,577)	$ 4,601,340